Note 2 - Assets Held For Sale - Assets and Liabilities Held For Sale (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Mar. 31, 2019
Noncurrent Liabilities Held For Sale		$ 305
Disposal Group, Held-for-sale, Not Discontinued Operations [Member]
Property, Plant and Equipment (net)		1,568
Current Assets Held For Sale		1,568
Capital Lease Obligations Current Portion		61
Current Liabilities Held For Sale		61
Capital Lease Obligations		305
Noncurrent Liabilities Held For Sale		$ 305